Group cash flow statement (Parenthetical) € in Millions, $ in Millions			6 Months Ended				12 Months Ended
		May 11, 2020 EUR (€)	Jun. 30, 2020 USD ($)		Jun. 30, 2019 USD ($)		Dec. 31, 2019 USD ($)
Cash flows from consolidated operations
Profit after tax for the period			$ 3,451		$ 2,931
Adjustments for:
– Taxation			1,828		2,255
– Finance items			650		298
– Share of profit after tax of equity accounted units			(198)		(208)
– Impairment charges of investments in equity accounted units after tax			119		0
– Impairment charges			1,015		2,349
– Depreciation and amortisation			2,092		2,096
– Provisions (including exchange differences on provisions)			336		338
Utilisation of provisions			(254)		(237)
Utilisation of provision for post-retirement benefits			(97)		(87)
Change in inventories			(289)		(23)
Change in trade and other receivables			508		52
Change in trade and other payables			(262)		(401)
Other items	[1]		(256)		(252)
Cash flows from consolidated operations	[2]		8,643		9,111
Purchases of financial assets	[3]		20		47
Deposits into trust fund			299
Amount held in trust fund			364				$ 53
Buy-back of bonds		€ 402	526
Mark to market loss			91
Cash and cash equivalents			6,269		6,861		8,027
Bank overdrafts			(15)		(3)		0
Cash and cash equivalents included in assets held for sale			0		130		0
Balance per Group cash flow statement			6,254	[4]	6,988	[4]	$ 8,027
Losses on change in value of forward elements of forward contracts, net of tax			200		172
Fixed Income Instruments
Adjustments for:
Purchases of financial assets					29
Energy Resources of Australia Limited
Cash flows from consolidated operations
Profit after tax for the period			27		$ 36
Adjustments for:
Proportion of ownership interest in subsidiary							68.40%
Proceeds from contributions of non-controlling interests			30
Other Investments
Adjustments for:
Cash movements excluding exchange movements			$ 84

[1]	Includes realised losses on currency forward contracts not designated in a hedge relationship of US$200 million (30 June 2019: realised losses of US$172 million).
[2]

(a) Cash flows from consolidated operations
Profit after tax for the period	3,451	2,931
Adjustments for:
– Taxation	1,828	2,255
– Finance items	650	298
– Share of profit after tax of equity accounted units	(198)	(208)
– Impairment charges of investments in equity accounted units after tax	119	—
– Impairment charges	1,015	2,349
– Depreciation and amortisation	2,092	2,096
– Provisions (including exchange differences on provisions)	336	338
Utilisation of provisions	(254)	(237)
Utilisation of provision for post-retirement benefits	(97)	(87)
Change in inventories	(289)	(23)
Change in trade and other receivables	508	52
Change in trade and other payables	(262)	(401)
Other items(h)	(256)	(252)
	8,643	9,111

[3]	During the six months to 30 June 2020, the Group received net income of US$84 million (30 June 2019 net purchase of US$29 million) from its sales and purchases of investments within a separately managed portfolio of fixed income instruments. Purchases and sales of these securities are reported on a net cash flow basis within ‘Sales of financial assets’ or 'Purchases of financial assets' depending on the overall net position at each reporting date.
[4]	Closing cash and cash equivalents less overdrafts for the purposes of the cash flow statement differs from cash and cash equivalents on the Group balance sheet as per the following reconciliation:

Closing cash and cash equivalents less overdrafts	30 June 2020	31 December 2019	30 June 2019
	US$m	US$m	US$m
Balance per Group balance sheet	6,269	8,027	6,861
Bank overdrafts repayable on demand (unsecured)	(15)	—	(3)
Cash and cash equivalents included in assets held for sale	—	—	130
Balance per Group cash flow statement	6,254	8,027	6,988